Other Financial Information - Statement of Comprehensive (Loss)/Income (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Condensed Financial Statements Captions [Line Items]
Revenue	$ 119,839	$ 145,408	$ 238,119	$ 267,599
Administrative fee revenue from affiliates	3,882	3,502	7,804	6,881
Time charter, voyage and logistics business expenses	(57,856)	(63,514)	(127,790)	(114,692)
Direct vessel expenses	(35,748)	(33,840)	(66,565)	(62,168)
General and administrative expenses incurred on behalf of affiliates	(3,882)	(3,502)	(7,804)	(6,881)
General and administrative expenses	(8,668)	(9,567)	(15,479)	(20,598)
Depreciation and amortization	(27,479)	(25,828)	(48,684)	(51,502)
Loss on bond extinguishment	0	(27,281)	0	(27,281)
Other (expense)/income, net	(3,321)	(7,481)	(5,235)	(5,415)
(Loss)/income before equity in net earnings of affiliated companies	(41,071)	(50,624)	(81,510)	(70,624)
Equity in net earnings of affiliated companies	17,968	7,079	31,880	29,497
(Loss)/income before taxes	(23,103)	(43,545)	(49,630)	(41,127)
Income tax (expense)/benefit	1,695	(848)	1,843	(1,136)
Net (loss)/income	(21,408)	(44,393)	(47,787)	(42,263)
Less: Net (income)/loss attributable to the noncontrolling interest	(3,405)	7,713	(3,704)	7,636
Net (loss)/income attributable to Navios Holdings common stockholders	(24,813)	(36,680)	(51,491)	(34,627)
Other Comprehensive (loss)/income
Unrealized holding income on investments in available-for-sale securities	(213)	758	(491)	(381)
Reclassification to earnings	0	11,553	0	11,553
Total other comprehensive (loss)/income	(213)	12,311	(491)	11,172
Total comprehensive (loss)/income	(21,621)	(32,082)	(48,278)	(31,091)
Comprehensive (income)/loss attributable to noncontrolling interest	(3,405)	7,713	(3,704)	7,636
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	(25,026)	(24,369)	(51,982)	(23,455)
Navios Maritime Holdings Inc. Issuer
Condensed Financial Statements Captions [Line Items]
General and administrative expenses	(1,096)	(1,427)	(2,214)	(3,737)
Depreciation and amortization	(701)	(701)	(1,394)	(1,394)
Interest expense and finance cost, net	(19,674)	(19,643)	(39,384)	(39,336)
Other (expense)/income, net	(126)	2	(67)	(13)
(Loss)/income before equity in net earnings of affiliated companies	(21,597)	(21,769)	(43,059)	(44,480)
(Loss)/income from subsidiaries	(19,205)	(19,639)	(36,504)	(13,001)
Equity in net earnings of affiliated companies	15,989	4,729	28,072	22,854
(Loss)/income before taxes	(24,813)	(36,679)	(51,491)	(34,627)
Net (loss)/income	(24,813)	(36,679)	(51,491)	(34,627)
Net (loss)/income attributable to Navios Holdings common stockholders	(24,813)	(36,679)	(51,491)	(34,627)
Other Comprehensive (loss)/income
Unrealized holding income on investments in available-for-sale securities	(213)	758	(491)	(381)
Reclassification to earnings		11,553		11,553
Total other comprehensive (loss)/income	(213)	12,311	(491)	11,172
Total comprehensive (loss)/income	(25,026)	(24,368)	(51,982)	(23,455)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	(25,026)	(24,368)	(51,982)	(23,455)
Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Revenue	53,583	75,440	106,801	152,033
Administrative fee revenue from affiliates	3,882	3,502	7,804	6,881
Time charter, voyage and logistics business expenses	(42,796)	(39,088)	(85,731)	(77,468)
Direct vessel expenses	(12,888)	(13,863)	(25,610)	(26,532)
General and administrative expenses incurred on behalf of affiliates	(3,882)	(3,502)	(7,804)	(6,881)
General and administrative expenses	(3,661)	(4,789)	(5,748)	(10,102)
Depreciation and amortization	(20,187)	(19,146)	(34,232)	(38,060)
Interest expense and finance cost, net	(1,429)	(1,432)	(2,944)	(3,069)
Other (expense)/income, net	259	(5,300)	760	(2,292)
(Loss)/income before equity in net earnings of affiliated companies	(27,119)	(8,178)	(46,704)	(5,490)
(Loss)/income from subsidiaries	6,006	(13,681)	6,534	(13,794)
Equity in net earnings of affiliated companies	1,180	1,218	2,219	4,611
(Loss)/income before taxes	(19,933)	(20,641)	(37,951)	(14,673)
Income tax (expense)/benefit	(72)	(90)	(142)	(178)
Net (loss)/income	(20,005)	(20,731)	(38,093)	(14,851)
Less: Net (income)/loss attributable to the noncontrolling interest		(41)		(182)
Net (loss)/income attributable to Navios Holdings common stockholders	(20,005)	(20,772)	(38,093)	(15,033)
Other Comprehensive (loss)/income
Unrealized holding income on investments in available-for-sale securities	(213)	758	(491)	(381)
Reclassification to earnings		11,553		11,553
Total other comprehensive (loss)/income	(213)	12,311	(491)	11,172
Total comprehensive (loss)/income	(20,218)	(8,420)	(38,584)	(3,679)
Comprehensive (income)/loss attributable to noncontrolling interest		(41)		(182)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	(20,218)	(8,461)	(38,584)	(3,861)
Non Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Revenue	66,256	69,968	131,318	115,566
Time charter, voyage and logistics business expenses	(15,060)	(24,426)	(42,059)	(37,224)
Direct vessel expenses	(22,860)	(19,977)	(40,955)	(35,636)
General and administrative expenses	(3,911)	(3,351)	(7,517)	(6,759)
Depreciation and amortization	(6,591)	(5,981)	(13,058)	(12,048)
Interest expense and finance cost, net	(6,735)	(7,446)	(13,548)	(14,162)
Loss on bond extinguishment		(27,281)		(27,281)
Other (expense)/income, net	(3,454)	(2,183)	(5,928)	(3,110)
(Loss)/income before equity in net earnings of affiliated companies	7,645	(20,677)	8,253	(20,654)
Equity in net earnings of affiliated companies	799	1,132	1,589	2,032
(Loss)/income before taxes	8,444	(19,545)	9,842	(18,622)
Income tax (expense)/benefit	1,767	(758)	1,985	(958)
Net (loss)/income	10,211	(20,303)	11,827	(19,580)
Less: Net (income)/loss attributable to the noncontrolling interest	(3,405)	7,754	(3,704)	7,818
Net (loss)/income attributable to Navios Holdings common stockholders	6,806	(12,549)	8,123	(11,762)
Other Comprehensive (loss)/income
Total comprehensive (loss)/income	10,211	(20,303)	11,827	(19,580)
Comprehensive (income)/loss attributable to noncontrolling interest	(3,405)	7,754	(3,704)	7,818
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	6,806	(12,549)	8,123	(11,762)
Eliminations
Condensed Financial Statements Captions [Line Items]
(Loss)/income from subsidiaries	13,199	33,320	29,970	26,795
(Loss)/income before taxes	13,199	33,320	29,970	26,795
Net (loss)/income	13,199	33,320	29,970	26,795
Net (loss)/income attributable to Navios Holdings common stockholders	13,199	33,320	29,970	26,795
Other Comprehensive (loss)/income
Unrealized holding income on investments in available-for-sale securities	213	(758)	491	381
Reclassification to earnings		(11,553)		(11,553)
Total other comprehensive (loss)/income	213	(12,311)	491	(11,172)
Total comprehensive (loss)/income	13,412	21,009	30,461	15,623
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	13,412	21,009	30,461	15,623
Total
Condensed Financial Statements Captions [Line Items]
Revenue	119,839	145,408	238,119	267,599
Administrative fee revenue from affiliates	3,882	3,502	7,804	6,881
Time charter, voyage and logistics business expenses	(57,856)	(63,514)	(127,790)	(114,692)
Direct vessel expenses	(35,748)	(33,840)	(66,565)	(62,168)
General and administrative expenses incurred on behalf of affiliates	(3,882)	(3,502)	(7,804)	(6,881)
General and administrative expenses	(8,668)	(9,567)	(15,479)	(20,598)
Depreciation and amortization	(27,479)	(25,828)	(48,684)	(51,502)
Interest expense and finance cost, net	(27,838)	(28,521)	(55,876)	(56,567)
Loss on bond extinguishment		(27,281)		(27,281)
Other (expense)/income, net	(3,321)	(7,481)	(5,235)	(5,415)
(Loss)/income before equity in net earnings of affiliated companies	(41,071)	(50,624)	(81,510)	(70,624)
(Loss)/income from subsidiaries	0	0	0	0
Equity in net earnings of affiliated companies	17,968	7,079	31,880	29,497
(Loss)/income before taxes	(23,103)	(43,545)	(49,630)	(41,127)
Income tax (expense)/benefit	1,695	(848)	1,843	(1,136)
Net (loss)/income	(21,408)	(44,393)	(47,787)	(42,263)
Less: Net (income)/loss attributable to the noncontrolling interest	(3,405)	7,713	(3,704)	7,636
Net (loss)/income attributable to Navios Holdings common stockholders	(24,813)	(36,680)	(51,491)	(34,627)
Other Comprehensive (loss)/income
Unrealized holding income on investments in available-for-sale securities	(213)	758	(491)	(381)
Reclassification to earnings		11,553		11,553
Total other comprehensive (loss)/income	(213)	12,311	(491)	11,172
Total comprehensive (loss)/income	(21,621)	(32,082)	(48,278)	(31,091)
Comprehensive (income)/loss attributable to noncontrolling interest	(3,405)	7,713	(3,704)	7,636
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	$ (25,026)	$ (24,369)	$ (51,982)	$ (23,455)